Leases - Disclosure of Lease Cost (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Lease, Cost [Abstract]
Total net lease cost	[1],[2]	$ 63,215	$ 54,904	$ 64,696

[1]	The lease cost includes immaterial amounts of lease income.
[2]	Variable lease cost is immaterial.